Concentration of Risk	12 Months Ended
Dec. 31, 2013
Concentration of Risk
Concentration of Risk

Note 2—Concentration of Risk

        A substantial portion of the Company's activities relate to the Advised Entities. Fees charged to these entities (comprised of management fees, loan servicing fees and loan servicing rebates, Carried Interest and fulfillment fees) totaled 47%, 47% and 75% of total net revenues for the years ended December 31, 2013, 2012 and 2011, respectively.